Note 16 - Investment in Joint Venture and Other Investment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
16.
       Investment in Joint Venture and Other Investment

On
March
25,
2010,
the Company entered into a partnership (the “Joint Venture”) with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC. Eton Park’s investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône’s investments are made through the Cayman Islands limited companies All Seas Investors I Ltd., All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP. Euromar LLC has been set up to acquire, maintain, manage, operate and dispose of shipping vessels. The Company invested
$25.0
million for a
14.286%
interest in the Joint Venture, while Eton Park and Rhône each invested to
$75.0
million for a
42.857%
interest for a total of
$175
million. Management of the vessels and various administrative services pertaining to the vessels are performed by Euroseas and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned
$240,000
in
2016,
2015
and
2014.
These amounts are recorded in “Related party revenue” under “Revenues”.

The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner as it has significant influence in the operations and management of Euromar LLC (see “Significant Accounting Policies” – Note
2).
The Company’s share of the results of operations of the Joint Venture is included in the “Consolidated statements of operations” as “Equity loss in joint venture”.

The Company’s share of the results of operations of the Joint Venture amounted to a loss of
$2.5
million,
$2.2
million and
$2.4
million for the years
2014,
2015
and
2016,
respectively. Euromar LLC has restructured its credit facilities between
2013
and
2016
and is in further negotiations with its banks to ensure sufficient liquidity for operations and necessary accommodations for its loans.

As a consequence of the restructured credit facilities and continued adverse market developments, during
2016,
the Company determined in
June
2016
that its investment in the joint venture was not recoverable and as a result it recorded a
$14.0
million impairment and recorded an additional impairment of
$0.1
million in
December
2016
for a total of
$14.1
million for the year ended
December
31,
2016
which is presented in the line “Impairment in joint venture” in the “Consolidated statements of operations”. The carrying value of the Company’s investment in Euromar LLC as of
December
31,
2016
was
zero
and is presented in the “Investment in joint venture” in the “Consolidated balance sheets”.

Summarized financial information for the Joint Venture is as follows:

	2014	2015	2016
Current assets	9,520,607	11,880,202	13,253,581
Non current assets	252,531,888	223,366,979	193,942,132
Current liabilities	16,194,148	116,207,106	103,687,334
Non current liabilities	115,181,837	3,495,007	5,010,852
Members’ contributions	175,000,000	175,000,000	175,000,000
Voyage revenue	31,663,989	34,419,758	24,910,758
Net revenue	30,269,066	33,114,016	23,949,441
Operating loss	(11,058,601)	(7,912,039)	(9,165,809)
Net loss	(17,798,476)	(15,108,751)	(17,112,389)

On
October
15,
2013
by and among the Company, Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP, a Contribution Agreement was signed. Under this agreement Euroseas agreed to deposit an amount of
$5,000,000
into an escrow account (“Escrowed Funds”) controlled by Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP which can distribute part or all of the funds to Euromar LLC until
December
31,
2018.
With the distribution of the Escrowed Funds, Euromar LLC will issue to the Company (or a subsidiary thereof) units representing a preferred membership interest in Euromar LLC (each, a “Preferred Unit”) in respect of the Escrowed Funds based on the following ratio:
one
Preferred Unit in exchange for each
$1,000
of the Escrowed Cash, or
5,000
Preferred Units in total (assuming
$5
million of Escrowed Cash). In
March
2014,
in relation to the acquisition of a vessel by Euromar LLC,
$1,000,000
of the Escrowed Funds was contributed into Euromar LLC .The Company is entitled to a “payment-in-kind” dividend at a rate of
19%
per year compounded annually from the date of issuance. Euromar LLC can return any undistributed Escrowed Funds to the Company after the second
anniversary of the agreement while after the
fifth
anniversary any undistributed Escrowed Funds will be returned to the Company and Preferred Units will be issued by Euromar LLC for any accrued dividends at the time. Euroseas recorded accrued dividend income of
$987,604,
$1,212,938
and
$1,024,714
for the years ended
December
31,
2014,
2015
and
2016,
respectively which is presented in the “Consolidated statements of operations” as “Other Investment Income”. In the fourth
quarter of
2016,
the Company determined that its “Other investment” was not recoverable except for the undistributed Escrowed Funds
($4,000,000)
and as a result it recorded a
$4,421,452
impairment which is presented in the “Consolidated statements of operations” for the current period. The Company stopped recognizing dividend income from its “Other investment” from
October
1,
2016.

In USD	Other Investment
Balance, January 1, 2015	6,183,800
Total gain for period included in Investment income	1,212,938
Balance, December 31, 2015	7,396,738
Total gain for the period included in Investment income	1,024,714
Impairment of other investment	(4,421,452)
Balance, December 31, 2016	4,000,000